Note 10 - Net Loss Per Share Data	12 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
Note 10 — Net Loss Per Share Data

Historical net loss per share of common stock is computed using the weighted average number of shares of common stock outstanding. Basic loss per share excludes dilution and is computed by dividing net loss available to common stockholders by the weighted average number of shares of common stock outstanding for the period. Stock options, warrants and unvested restricted stock are the only potential dilutive share equivalents the Company had outstanding for the periods presented. For the years ended June 30, 2016 and 2015, options and warrants to purchase common stock excluded from the computation of diluted earnings per share as their effect would have been anti-dilutive as the Company incurred net losses during those periods. The total number of shares excluded from diluted earnings per share amounted to approximately 20.4 million and 18.3 million for the years ended June 30, 2016 and 2015, respectively.